Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss
Derivative financial assets	$ 0	$ 137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 0	267,000
Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Derivative financial assets		137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		267,000
Fair Value Measured on Recurring Basis | Level 3
Financial assets at fair value through profit or loss
Derivative financial assets		137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities		$ 267,000